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American Funds Target Date Retirement Series, Inc
333 South Hope Street
Los Angeles, California  90071-1406

Phone (213) 486 9447
Fax (213) 486 9455
E-mail: siik@capgroup.com

Steven I. Koszalka
Secretary

May 11, 2009

Document Control
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Funds Target Date Retirement Series, Inc.
File No. 333-138648 and No. 811-21981

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on May 8, 2009 of Registrant’s Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940, as amended.

Sincerely,

/s/ Steven I. Koszalka

Steven I. Koszalka